Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Effective Tax Rate and Statutory Income Tax Rate Applicable to PRC Operations

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations was as follows:

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
(Loss)/income before income tax expenses	(432,573)	197,634	648,548
Income tax (benefit)/expenses computed at applicable tax rates of 25%	(108,143)	49,409	162,137
Non-deductible and super deduction expenses	769	(27,135)	(6,035)
Effect of tax holidays and tax rate difference	52,027	(263,431)	(6,514)
Change in valuation allowance	55,111	221,539	(137,596)
Income tax (benefit)/expenses	(236)	(19,618)	11,992

Schedule of Components of Deferred Income Tax	The components of deferred taxes are as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Deferred tax assets
Accrued expenses	39,709	38,204
Advertising expenses carry-forwards	47,924	18,008
Net operating loss carry-forwards	732,873	614,232
Total deferred tax assets	820,506	670,444
Less: valuation allowance	(781,241)	(643,645)
Deferred tax assets, net	39,265	26,799
Deferred tax liabilities
Deferred costs	(21,782)	(5,984)
Total deferred tax liabilities	(21,782)	(5,984)